RESTRICTED CASH	12 Months Ended
Dec. 31, 2015
RESTRICTED CASH [Abstract]
RESTRICTED CASH
6.	RESTRICTED CASH

Restricted cash consists of the following:

	As of December 31,
	2014	2015

Bank deposits pledged as security for issuing letters of credit and bank bills	$78	$34

Restricted cash	$78	$34